Other Current Assets - Summary of Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Miscellaneous current assets [abstract]
Advances to suppliers and contractors	₨ 4,340.7	$ 62.8	₨ 3,640.2
Taxes recoverable, statutory deposits and dues from government	50,719.5	733.4	56,749.8
Prepaid expenses	12,106.8	175.1	14,403.5
Others	1,455.2	21.0	1,832.0
Total	₨ 68,622.2	$ 992.3	₨ 76,625.5